Registration No. 333-116220

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 24

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 158

(Check appropriate box or boxes)

Principal Life Insurance Company Separate Account B
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(Exact Name of Registrant)

Principal Life Insurance Company
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(Name of Depositor)

The Principal Financial Group, Des Moines, Iowa 50392
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(Address of Depositor's Principal Executive Offices) (Zip Code)

(515) 248-3842
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Depositor's Telephone Number, including Area Code

M. D. Roughton,
The Principal Financial Group, Des Moines, Iowa 50392
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(Name and Address of Agent for Service)

Title of Securities Being Registered: Principal Investment Plus Variable AnnuitySM Contract

It is proposed that this filing will become effective (check appropriate box)
_____	immediately upon filing pursuant to paragraph (b) of Rule 485
__X__	on July 23, 2012 pursuant to paragraph (b) of Rule 485
_____	60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____	on (date) pursuant to paragraph (a)(1) of Rule 485
_____	75 days after filing pursuant to paragraph (a)(2) of Rule 485
_____	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
__X__	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal
Life Insurance Company Separate Account B, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 25th day of June, 2012.

PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B (Registrant) By : /s/ L. D. Zimpleman L. D. Zimpleman Chairman, President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY (Depositor) By : /s/ L. D. Zimpleman L. D. Zimpleman Chairman, President and Chief Executive Officer

Attest: /s/ Joyce N. Hoffman __________________________________ Joyce N. Hoffman Senior Vice President and Corporate Secretary

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ L. D. Zimpleman
_______________________
L. D. Zimpleman	Chairman, President	June 25, 2012
and Chief Executive Officer

/s/ A. R. Sanders
_______________________	Senior Vice President and	June 25, 2012
A. R. Sanders	Controller
(Principal Accounting Officer)

/s/ T. J. Lillis
_______________________	Senior Vice President	June 25, 2012
T. J. Lillis	and Chief Financial Officer
(Principal Financial officer)

(B. J. Bernard)*	Director	June 25, 2012
B. J. Bernard

(J. Carter-Miller)*	Director	June 25, 2012
J. Carter-Miller

(G. E. Costley)*	Director	June 25, 2012
G. E. Costley

(M.T. Dan)*	Director	June 25, 2012
M. T. Dan

_(D.H. Ferro)*	Director	June 25, 2012
Dennis H. Ferro

(C. D. Gelatt, Jr.)*	Director	June 25, 2012
C. D. Gelatt, Jr.

(S. L. Helton)*	Director	June 25, 2012
S. L. Helton

(R. L. Keyser)*	Director	June 25, 2012
R. L. Keyser

(L. Maestri)*	Director	June 25, 2012
L. Maestri

(A. K. Mathrani)*	Director	June 25, 2012
A. K. Mathrani

(E. E. Tallett)*	Director	June 25, 2012
E. E. Tallett

*By /s/ L.D. Zimpleman L. D. Zimpleman Chairman, President and Chief Executive Officer Pursuant to Powers of Attorney Previously Filed